Related parties transactions and balances - Summary of key management personnel remuneration (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 03, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Share-based payments		$ 3,533	$ 8,699	$ 9,175
Short-term employee benefits	$ 235	5,368	7,273	9,080
Total	$ 235	$ 8,901	$ 15,972	$ 18,255